Exhibit 99.1
World Omni Automobile Lease Securitization Trust 2013-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 04/30/2015

A.	DATES	Begin	End	# days

1	Payment Date		5/15/2015
2	Collection Period	4/1/2015	4/30/2015	30
3	Monthly Interest Period-Actual	4/15/2015	5/14/2015	30
4	Monthly Interest - Scheduled	4/15/2015	5/14/2015	30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	110,000,000.00	-	-	-	-	-	0.0000000
6	Class A-2a Notes	179,000,000.00	64,727,366.39	-	-	13,143,460.67	51,583,905.72	0.2881782
7	Class A-2b Notes	164,000,000.00	59,303,285.39	-	-	12,042,053.35	47,261,232.04	0.2881782
8	Class A-3 Notes	215,000,000.00	215,000,000.00	-	-	-	215,000,000.00	1.0000000
9	Class A-4 Notes	85,170,000.00	85,170,000.00	-	-	-	85,170,000.00	1.0000000
10	Total Class A Notes	753,170,000.00	424,200,651.78	0.00	0.00	25,185,514.02	399,015,137.76
11	Class B Notes	30,040,000.00	30,040,000.00	-	-	-	30,040,000.00	1.0000000

12	Total Notes	$783,210,000.00	454,240,651.78	$0.00	$0.00	$25,185,514.02	429,055,137.76

	Overcollateralization
13	Exchange Note	89,663,305.03	58,111,422.84				55,592,871.44
14	Series 2013-A Notes	23,759,745.31	68,762,153.78				71,280,705.18

15	Total Overcollateralization	113,423,050.34	126,873,576.62				126,873,576.62
16	Total Target Overcollateralization	$126,873,576.62	126,873,576.62				126,873,576.62

					Per $1000	Principal	Per $1000	Interest
		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
17	Class A-1 Notes		0.25000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		0.73000%	39,375.81	0.2199766	13,143,460.67	73.4271546	0.00
19	Class A-2b Notes	0.18150%	0.50150%	24,783.83	0.1511209	12,042,053.35	73.4271546	0.00
20	Class A-3 Notes		1.10000%	197,083.33	0.9166667	0.00	0.0000000	0.00
21	Class A-4 Notes		1.40000%	99,365.00	1.1666667	0.00	0.0000000	0.00
22	Total Class A Notes			360,607.97	0.4787870	25,185,514.02	33.4393484	0.00
23	Class B Notes		1.64000%	41,054.67	1.3666668	0.00	0.0000000	0.00

24	Totals			401,662.64	0.5128416	25,185,514.02	32.1567830	0.00
		Initial Balance	Beginning Balance				Ending Balance
25	Exchange Note Balance	806,969,745.31	523,002,805.56				500,335,842.94

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	3.50%	3.50%
27	Aggregate Securitization Value	896,633,050.34	555,928,714.38
28	Aggregate Base Residual Value (Not Discounted)	613,408,065.00	483,974,498.64

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	35	102,084.18
30	Turn-in Ratio on Scheduled Terminations			34.29%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	34,397	581,114,228.40
32	Depreciation/Payments		(7,350,451.02)
33	Gross Credit Losses	(29)	(493,968.57)
34	Early Terminations — Regular	(2)	(35,167.43)
35	Scheduled Terminations — Returned	(531)	(7,446,676.64)
36	Payoff Units & Lease Reversals	(557)	(9,859,250.36)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	33,278	555,928,714.38

World Omni Automobile Lease Securitization Trust 2013-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 04/30/2015

C.	SERVICING FEE

39	Servicing Fee Due	484,261.86

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(19,429.72)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,483,165.25
43	Beginning Reserve Account Balance	4,483,165.25
44	Ending Reserve Account Balance	4,483,165.25

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	32,321	99.45%	541,996,019.25
46	31 - 60 Days Delinquent	147	0.45%	2,539,324.47
47	61 - 90 Days Delinquent	27	0.08%	436,886.03
48	91+ Days Delinquent	7	0.02%	91,557.20

49	Total	32,502	100.00%	545,063,786.95

50	Prepayment Speed (1 Month)					1.61%

	Current Period Net Residual Losses on Scheduled and Early Termination Units				Units	Amounts

51	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period				533	7,481,844.07
52	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period					(7,950,860.30)
53	Less: Excess Wear and Tear Received in Current Period					(16,063.61)
54	Less: Excess Mileage Received in Current Period					(10,649.45)

55	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units					(495,729.29)

56	Beginning Cumulative Net Residual Losses					224,216.24
57	Current Period Net Residual Losses					(495,729.29)

58	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units					(271,513.05)

59	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value					-0.03%

	Credit Losses:				Units	Amounts
60	Aggregate Securitization Value on charged-off units				29	493,968.57
61	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units					(482,980.83)

62	Current Period Net Credit Losses/(Gains)					10,987.74

63	Beginning Cumulative Net Credit Losses					3,923,643.34
64	Current Period Net Credit Losses					10,987.74

65	Ending Cumulative Net Credit Losses					3,934,631.08

66	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value					0.44%

World Omni Automobile Lease Securitization Trust 2013-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 04/30/2015

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

67	Lease Payments Received	10,473,281.52
68	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	7,941,308.73
69	Liquidation Proceeds, Recoveries & Expenses	483,177.21
70	Insurance Proceeds	(196.38)
71	Sales Proceeds, Recoveries & Expenses - Early Terminations	36,264.63
72	Payoff Payments	11,408,481.54
73	All Other Payments Received	-

74	Collected Amounts	30,342,317.25

75	Investment Earnings on Collection Account	1,672.37

76	Total Collected Amounts, prior to Servicer Advances	30,343,989.62

77	Servicer Advance	0.00

78	Total Collected Amounts - Available for Distribution	30,343,989.62

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

79	Servicing Fee	484,261.86
80	Interest on the Exchange Note - to the Trust Collection Account	714,770.50
81	Principal on the Exchange Note - to the Trust Collection Account	22,666,962.62
82	Trust Collection Account Shortfall Amount - to the Trust Collection Account	4,732,599.87
83	Remaining Funds Payable to Trust Collection Account	1,745,394.77

84	Total Distributions	30,343,989.62

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

85	Available Funds	29,859,727.76

86	Investment Earnings on Reserve Account	277.59

87	Reserve Account Draw Amount	0.00

88	Total Available Funds - Available for Distribution	29,860,005.35

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

89	Administration Fee	24,213.09
90	Class A Noteholders' Interest Distributable Amount	360,607.97
91	Noteholders' First Priority Principal Distributable Amount	-
92	Class B Noteholders' Interest Distributable Amount	41,054.67
93	Noteholders' Second Priority Principal Distributable Amount	-
94	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
95	Noteholders' Regular Principal Distributable Amount	25,185,514.02
96	Remaining Funds Payable to Certificateholder	4,248,615.60

97	Total Distributions	29,860,005.35